10. Related-party balances and transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Accounts receivable, current	R$ 192,906	R$ 174,148
Accounts receivable, noncurrent	657,990	669,102
Total receivables from shareholders	850,896	843,250
Interest on capital payable to related parties	401,963	338,407
Sanitation services
Disclosure of transactions between related parties [line items]
Accounts receivable, current	131,851	122,522
Total receivables from shareholders	103,317	105,747
Allowance for losses
Disclosure of transactions between related parties [line items]
Accounts receivable, current	(39,417)	(33,820)	R$ (35,114)
Reimbursement for benefits - monthly flow
Disclosure of transactions between related parties [line items]
Accounts receivable, current	31,584	22,926
Total receivables from shareholders	747,579	737,503
Reimbursement for benefits - GESP 2015
Disclosure of transactions between related parties [line items]
Accounts receivable, current	68,888	62,520
Accounts receivable, noncurrent	647,107	652,057
Agreement for the installment payment of sanitation services
Disclosure of transactions between related parties [line items]
Accounts receivable, noncurrent	R$ 10,883	R$ 17,045